Accounting policies (Additional Information) (Details) $ / shares in Units, $ in Thousands		1 Months Ended	12 Months Ended
	Apr. 05, 2017 USD ($) $ / shares shares	Mar. 28, 2017 USD ($) shares	Dec. 31, 2016 USD ($) ¥ / $	Dec. 31, 2015 USD ($) ¥ / $	Dec. 31, 2014 USD ($) ¥ / $
Accounts receivable, trade and other receivables
Net of provision for doubtful accounts			$ 196	$ 1
Revenue recognition
Sales returns				$ 27
Income taxes
Penalties and interest incurred related to underpayment of income tax					$ 24
Foreign currency translation
Balance sheet, excluding equity, foreign currency translation | ¥ / $			6.94	6.49
Income and cash flow statement foreign currency translation | ¥ / $			6.64	6.23	6.14
Investors [Member] | Subsequent Events [Member]
Basis of presentation and principle of consolidation
Stock Issued During Period, Value, New Issues	$ 1,000	$ 239,417
Warrants Issued During Period Shares, Purchase of Common Stock | shares	326,087
Warrants Excersise Price Per Share | $ / shares	$ 2.75
Stock Issued During Period, Shares, New Issues | shares	434,783	117,361